Contingent Liability (Details Narrative) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Contingent Liability
Loans sold through the MPF program	$ 18,149,174	$ 19,961,469
Notional amount of the maximum CEO	326,743	352,352
Accrued contingent liability	$ 84,944	$ 84,944